Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		May 31, 2023	May 31, 2022
Short-term investments:
Available-for-sale investments		$ 159,588	$ 173,003
Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,404,830
Trading securities	[1]	73,013	70,602
Equity securities with readily determinable fair values	[2]	6,291	7,561
Available-for-sale investments	[3]	159,588	173,003
Total		1,643,722	251,166
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	73,013	70,602
Equity securities with readily determinable fair values	[2]	6,291	7,561
Total		79,304	78,163
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,404,830
Available-for-sale investments	[3]	17,890	10,029
Total		1,422,720	10,029
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[3]	141,698	162,974
Total		$ 141,698	$ 162,974

[1]	The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.
[2]	The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[3]	As of May 31, 2023, the fair value of available-for-sale investments amounted to US$159,588, with original cost of US$82,813 and unrealized gain of US$76,775. As of May 31, 2022, the fair value of available-for-sale investments amounted to US$173,003, with original cost of US$86,024 and unrealized gain of US$86,979.